Intangible Assets - Additional information (Details) - USD ($) $ in Thousands	Jan. 31, 2024	Jan. 31, 2023
Intangible Assets
Intangible assets, net	$ 251,047	$ 229,808
2025	57,500
2026	53,300
2027	38,600
2028	31,400
2029	23,100
Thereafter	$ 47,100